Equity	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity
a) Share capital and share premium
At December 31, 2019, Telefónica, S.A.´s share capital amounted to 5,192,131,686 euros, without changes from 2018, and consisted of 5,192,131,686 fully paid ordinary shares of a single series, par value of 1 euro, all recorded by the book-entry system and traded on the Spanish electronic trading system (“Continuous Market”), where they form part of the “Ibex 35” Index, on the four Spanish Stock Exchanges (Madrid, Barcelona, Valencia and Bilbao) and listed on on the New York and Lima Stock Exchanges, through American Depositary Shares (‘ADSs’).
On May 16, 2019, Telefónica's shares ceased to be listed on the London Stock Exchange, and on July 12, 2019, Telefónica's shares ceased to be listed on the Argentine Stock Exchange.

Authorizations by Shareholders’ Meeting
With respect to share capital-related authorizations, on June 12, 2015, authorization was given at the Annual Shareholders’ Meeting of Telefónica, S.A. for the Board of Directors, at its discretion and in accordance with the Company’s needs, to increase the Company’s capital, once or several times, within a maximum five years period from that date, up to a maximum nominal increase of 2,469,208,757 euros, equivalent to half of Telefónica, S.A.’s share capital at that date, by issuing and placing new shares, with or without a share premium, and, in all cases, in exchange for cash, expressly considering the possibility that the new shares may not be fully subscribed. The Board of Directors was also empowered to exclude, partially or fully, pre-emptive subscription rights under the terms of article 506 of the Spanish Corporate Enterprises Act. However, the power to exclude pre-emptive rights is limited to 20% of the Company’s share capital on the date of adoption of this resolution. Pursuant to the aforementioned authorizations, as of December 31, 2019, the Board of Directors may increase the share capital up to the maximum nominal amount of 2,469,208,757 euros.
In addition, at the June 9, 2017 Shareholders’ Meeting of Telefónica, S.A., authorization was given for the Board of Directors to issue debentures, bonds, promissory notes and other fixed-income securities and hybrid instruments, including preferred shares, in all cases be they simple, tradable, and/or convertible and/or granting the holders thereof a share in the earnings of the company, as well as warrants, with the power to exclude the pre-emptive rights of shareholders. The issuance of the aforementioned securities may be conducted at one or several times, at any time, within a maximum five-year period from that date. These securities may be in the form of debentures, bonds, promissory notes or any other kind of fixed-income security, or debt instruments of similar category or hybrid instruments in any legally admitted form (including yet not restricted to preferred shares), plain or, in the case of debentures, bonds and hybrid instruments convertible into shares of the Company and/or exchangeable for shares of any of the Group companies, or any other company and/or giving the holders thereof a share in the earnings of the Company. This delegation also includes warrants or other similar securities that might give the right to directly or indirectly subscribe or acquire shares, whether newly issued or outstanding, and which may be paid for by physical delivery or by offset. The aggregated amount of the issuance(s) of securities approved under this delegation of powers may not exceed the sum of 25,000 million euros or the equivalent in another currency at any time. For promissory notes, the outstanding balance of promissory notes issued under this authorization will be calculated for the purpose of the aforementioned limit. Likewise, for the sake of the aforementioned limit, in the case of warrants, the sum of the premiums and exercise prices of the warrants for each issuance approved under this delegation shall be taken into account.
Furthermore, on June 8, 2018, shareholders voted to authorize the acquisition by the Board of Directors of Telefónica, S.A. treasury shares, up to the limits and pursuant to the terms and conditions established at the Shareholders’ Meeting, within a maximum five-year period from that date. However, it specified that in no circumstances could the par value of the shares acquired, added to that of the treasury shares already held by Telefónica, S.A. and by any of its controlled subsidiaries, exceed the maximum legal percentage at any time (currently 10% of Telefónica, S.A.’s share capital).
b) Dividends
Dividends distribution in 2019
Approval was given at the General Shareholders' Meeting of June 7, 2019, to pay a gross dividend of 0.40 for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 in cash per share was made on June 20, 2019 amounting to 1,023 million euros and the second payment of a gross amount of 0.20 in cash per share was made on December 19, 2019 amounting to 1,023 million euros.
Dividends distribution in 2018
Approval was given at the General Shareholders' Meeting of June 8, 2018 to pay a gross dividend of 0.40 for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 in cash per share was made on June 15, 2018 amounting to 1,025 million euros and the second payment of a gross amount of 0.20 in cash per share was made on December 20, 2018 amounting to 1,026 million euros.
Dividends distribution in 2017
Approval was given at the General Shareholders' Meeting of June 9, 2017 to pay a gross dividend of 0.40 for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 in cash per share was made on June 16, 2017 amounting to 994 million euros and the second payment of a gross amount of 0.20 in cash per share was made on December 14, 2017 amounting to 1,025 million euros.
Proposed distribution of profit attributable to equity holders of the parent
Telefónica, S.A. generated 5,740 million euros of profit in 2019.
The Company’s Board of Directors will submit the following proposed distribution of 2019 profit for approval at the Shareholders’ Meeting:

Millions of euros
Other reserves	5,740
Total	5,740

c) Other equity instruments
Undated deeply subordinated securities
Unless specified otherwise, undated deeply subordinated securities were issued by Telefónica Europe, B.V.
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized un advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2018	Tender Offer	Amount repurchased	Redemption	12/31/2019
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	—	—	—	—	500
03/14/2019	4.375%	from 03/14/23 rate SWAP + spread incremental	2025	—	—	—	—	1,300
03/22/2018	3%	from 12/04/23 rate SWAP + spread incremental	2023	1,250	—	—	—	1,250
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000	—	—	—	1,000
12/07/2017	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	—	—	—	1,000
09/15/2016	3.750%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	—	—	—	1,000
03/30/2015(*)	8.50%	from 03/30/20 rate SWAP + spread incremental	2020	452	—	—	—	452
12/04/2014	4.20%	from 12/04/19 rate SWAP + spread incremental	2019	705	705	(587)	(118)	—
03/31/2014	5%	3/31/2020	2020	592	592	(348)	—	244
	5.875%	3/31/2024	2024	1,000	—	—	—	1,000
11/26/2013(**)	6.75%	from 11/26/20 rate SWAP + spread incremental	2020	205	—	—	—	205
09/18/2013	7.625%	from 09/18/21 rate SWAP + spread incremental	2021	292	—	—	—	292
				7,496				8,243
(*) Issued by Colombia Telecomunicaciones, S.A. ESP (500 million U.S. dollars).
(**) Security Issued in pounds sterling for a live nominal amount of 172 million pounds sterling.

In all issuances of undated deeply subordinated securities (hybrids instruments), the issuer has an option to defer the payment of coupons and holders of such securities cannot call for payment.
As the repayment of principal and the payment of coupons depend solely on Telefónica’s decision, these undated deeply subordinated securities are equity instruments and are presented under “Other equity instruments” in the accompanying consolidated statement of changes in equity.
In March 2019, in order to proactively manage its hybrid capital, Telefónica Europe, B.V. executed an operation composed of: (i) one new issue per aggregate amount of 1,300 million euros; and (ii) the presentation of a tender offer on two hybrid instruments in euros with early amortization dates in December 2019 and March 2020, respectively. The issuer accepted the purchase in cash of all the bonds involved in the tender and immediately thereafter these were amortized in advance. The operations of new issuance and repurchase were liquidated on March 14, 2019 and March 15, 2019, respectively. Following this, the issuer, in accordance with the terms of the instrument, exercised the clean up call of the total amortization of the hybrid with first non-call date in December 2019 This hybrid instrument was completely amortized on May 7, 2019.
On September 24, 2019, Telefónica Europe, B.V. issued hybrid instruments with the unconditional and irrevocable guarantee of Telefónica in an aggregate amount of 500 million euros amortizable, at the option of the issuer, from the eighth year from the date of issue. The hybrid instruments will bear a fixed rate of interest of 2.875% per year from the date of the issuance (included) until September 24, 2027 (not included). From September 24, 2027 (included) the hybrid instruments shall accrued a fix interest equal to applicable 8-year swap rate plus a margin of: (i) 3.071% per annum from September 24, 2027 up to (but excluding) September 24, 2029; (ii)3.321% per annum from September 24, 2029 up to (but excluding) September 24, 2047; and (iii)4.071% per annum from (and including) September 24, 2047.
In 2019, the payment of the coupons related to hybrids instruments, in an aggregate amount, net of tax effects, of 256 million euros (392 million and 263 million euros in 2018 and 2017, respectively), was recorded as “Retained earnings” in the consolidated statements of changes in equity. In 2019 and 2018, the coupons related to the undated deeply subordinated securities was impacted by the premium of the tender offer in each of these periods amounting to 28 million euros and 139 million euros, respectively.
d) Legal reserve
According to the consolidated text of the Spanish Corporate Enterprises Act, companies must transfer 10% of profit for the year to a legal reserve until this reserve reaches at least 20% of share capital. The legal reserve can be used to increase capital by the amount exceeding 10% of the increased share capital amount. Except for this purpose, until the legal reserve exceeds the limit of 20% of share capital, it can only be used to offset losses, if there are no other reserves available. At December 31, 2019 the Company had duly set aside 1,038 million euros to comply with legal reserve requirements.
e) Retained earnings
These reserves include undistributed profits of companies constituting the consolidated Group minus interim dividends paid against profit for the year, actuarial gains and losses, the impact of the asset ceiling on defined benefit plans and the payment of coupons related to subordinated securities, if applicable.
In addition, these reserves include the translation effect of the financial statements of the Group companies in Argentina and Venezuela (hyperinflationary economies, see Note 3.a), that as of December 31, 2019 amounted to -1,936 and -3,728 million euros, respectively (-1,890 and -3,516 million euros, respectively, as of December 31, 2018).
These reserves also include revaluation reserves and the reserve for canceled share capital. These reserves are regulated by some restrictions for their distribution.
Revaluation reserves
The balance of “Revaluation reserves” arose as a result of the revaluation made pursuant to Spanish Royal Decree-Law 7/1996 of June 7, and may be used, free of tax, to offset any losses incurred in the future and to increase capital. It may also be allocated to unrestricted reserves, provided that the capital gain has been realized.
The capital gain will be deemed to have been realized in respect of the portion on which the depreciation was recorded for accounting purposes or when the revalued assets were transferred or recognized. In this respect, 5 million euros were reclassified to “Retained earnings” in 2019 (6 million euros in 2018) corresponding to revaluation reserves subsequently considered to be unrestricted. At December 31, 2019, this reserve amounted to 67 million euros (72 million euros at December 31, 2018).
Reserve for canceled share capital
In accordance with Section 335.c) of the Spanish Corporate Enterprises Act and to render null and void the right of opposition provided for in Section 334 of the same Act, whenever the Company decreases capital, it should record a reserve for canceled share capital for an amount equal to the par value of the canceled shares, which can only be used upon satisfaction of the same requirements as those applicable to the reduction of share capital. In 2019 and 2018, no amount was recorded in this account, the cumulative amount in those periods was 731 million euros.
f) Translation differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2019	2018	2017
Brazilian real	(10,910)	(10,603)	(8,710)
Pound sterling	(2,868)	(3,266)	(3,223)
Other currencies	(810)	(882)	(3,921)
Total Group	(14,588)	(14,751)	(15,854)

Argentina began to be considered as a hyperinflationary country from July 2018 (see Note 3.a).
g) Adjustment on initial application of IFRS 16, IFRS 15 and IFRS 9
The initial application of IFRS 16 Leases (see Note 2) effective as of January 1, 2019, had a net impact on total equity amounting to 16 million euros, 11 million euros attributable to equity holders and 5 million euros attributable to minority interests.
The initial application of IFRS 9 Financial instruments and IFRS 15 Revenue from contracts with customers (see Note 2), effective as of January 1, 2018, had a net impact on total equity amounting to -165 million euros and 743 million euros, respectively in 2018, with the following detail:

Millions of euros	IFRS 9	IFRS 15	Total
Gross impact on equity	(221)	1,006	785
Tax effect	56	(263)	(207)
Impact on equity	(165)	743	578
Attributable to equity holders	(142)	654	512
Attributable to non-controlling interest	(23)	89	66

The amount reclassified to other comprehensive income from retained earnings, related to impairment losses of previous years, was included in the adjustment on initial application (see Note 2).
h) Treasury share instruments
Telefónica, S.A. held the following treasury shares at December 31, 2019, 2018 and 2017:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value(*)%
Treasury shares at 12/31/19	77,562,635	9.88	6.23	483	1.49385%
Treasury shares at 12/31/18	65,496,120	10.48	7.34	481	1.26145%
Treasury shares at 12/31/17	65,687,859	10.48	8.13	534	1.26514%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2019, 2018 and 2017:

Number of shares
Treasury shares at 12/31/16	141,229,134
Acquisitions	—
Employee share option plan	(3,518,795)
Capital reduction	(72,022,480)
Treasury shares at 12/31/17	65,687,859
Acquisitions	—
Employee share option plan	(191,739)
Treasury shares at 12/31/18	65,496,120
Acquisitions	14,033,446
Employee share option plan	(1,966,931)
Treasury shares at 12/31/19	77,562,635

There were treasury shares purchases in 2019 amounting to 99 million euros. (There were no treasury shares purchases in 2018 and 2017).
The most significant transaction with treasury shares in 2017 was the swap with Koninklijke KPN NV (hereinafter, KPN) by which Telefónica delivered 72.0 million of its treasury shares (representing 1.43% of its share capital) in exchange for 178.5 million shares of its subsidiary Telefónica Deutschland Holding AG, representing 6.0% of the share capital of the latter, amounting to 754 million euros (see Note 5).
On September 30, 2017, and on September 30, 2018, the first and second cycles, respectively, of the Telefónica, S.A. long-term incentive plans called “Performance and Investment Plan 2014-2019” (PIP 2014-2019) and "Talent for the Future Share Plan (TFSP)" ended, which did not entail the delivery of any shares (see Note 27).
On July 31, 2017, the Global Employee Share Plan III matured and 3,187,055 treasury shares were delivered to the Group employees who met the requirements (see Note 27).
The Company maintains a derivative financial instrument subject to net settlement on a notional equivalent of 48 million of Telefónica shares at December 31, 2019 (22 million shares at December 31, 2018), recognized under “Current financial liabilities” in the consolidated statement of financial position.
i) Equity attributable to non-controlling interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2019, 2018 and 2017 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/18	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/19
Telefônica Brasil, S.A.	4,604	(3)	—	(374)	307	(85)	(7)	4,442
Telefónica Deutschland Holding, A.G.	2,873	—	—	(247)	(75)	—	(7)	2,544
Colombia Telecomunicaciones, S.A., ESP	523	(1)	—	—	11	4	(11)	526
Telefónica Centroamericana Inversiones, S.L.	316	—	(414)	—	196	7	1	106
Telxius Telecom, S.A.	677	—	—	(87)	86	7	(2)	681
Other	40	—	—	(2)	(3)	—	(2)	33
Total	9,033	(4)	(414)	(710)	522	(67)	(28)	8,332

Millions of euros	Balance at 12/31/17	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/18
Telefônica Brasil, S.A.	5,018	—	—	(406)	556	(550)	(14)	4,604
Telefónica Deutschland Holding, A.G.	3,114	—	—	(238)	(88)	—	85	2,873
Colombia Telecomunicaciones, S.A., ESP	523	—	—	—	41	(19)	(22)	523
Telefónica Centroamericana Inversiones, S.L.	307	—	—	(28)	30	7	—	316
Telxius Telecom, S.A.	694	139	—	(231)	80	5	(10)	677
Other	42	—	1	(3)	—	(1)	1	40
Total	9,698	139	1	(906)	619	(558)	40	9,033

Millions of euros	Balance at 12/31/16	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/17
Telefônica Brasil, S.A.	5,756	25	—	(320)	336	(772)	(7)	5,018
Telefónica Deutschland Holding, A.G.	4,150	—	(671)	(229)	(140)	—	4	3,114
Colombia Telecomunicaciones, S.A., ESP	(88)	605	—	—	26	(4)	(16)	523
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(22)	18	(43)	—	307
Telxius Telecom, S.A.	—	690	—	—	7	(3)	—	694
Other	56	—	—	(12)	(1)	(2)	1	42
Total	10,228	1,320	(671)	(583)	246	(824)	(18)	9,698

In 2019, "Acquisitions of non-controlling interests and exclusion of companies" reflects the effect of the sale of Telefónica Móviles Guatemala, Telefonía Celular de Nicaragua and Telefónica Móviles Panamá, amounting to 114, 112 and 188 million euros, respectively (see Note 2). Telefónica Centroamericana Inversiones, S.L.'s "Profit/(loss) for the year" has been affected by the capital gain attributable to minorities related to such sales.
In 2018, “Sales of non-controlling interests and inclusion of companies” reflects the effect of the sale of 16.65% of the total share capital of Pontel to a subsidiary of the Pontegadea Group amounting to 378.8 million euros. This participation is equivalent to an indirect participation of 9.99% in the share capital of Telxius (see Note 5).
In 2017, “Sales of non-controlling interests and inclusion of companies” reflects the effect of the capital increase in Colombia Telecomunicaciones and the sale of 40% of the total share capital of Telxius Telecom, S.A.U. to KKR amounting to 1,275 million euros. The swap agreement with KPN is particularly noteworthy, whereby Telefónica delivered 72.0 million of its treasury shares (representing 1.43% of its share capital) in exchange for 178.5 million shares of its subsidiary Telefónica Deutschland Holding AG, representing 6.0% of the share capital of the latter (see Note 5).
Note 4 contains the revenues, OIBDA, Operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones is as follows:

Millions of euros
Colombia Telecomunicaciones	2019	2018	2017
Revenues	1,410	1,468	1,462
OIBDA	558	556	482
Depreciation and amortization	(386)	(385)	(357)
Operating income	172	171	125
Capital Expenditure	309	192	796
Fixed Assets	1,904	1,950	2,221
Total allocated assets	3,296	3,073	3,246
Total allocated liabilities	1,825	1,615	1,790

The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2019	2018	2017
Net cash flow provided by operating activities	4,231	3,599	3,710
Net cash flow used in investing activities	(1,900)	(2,012)	(2,285)
Net cash flow used in financing activities	(2,230)	(1,660)	(1,653)
	101	(73)	(228)

Millions of euros
Telefónica Germany	2019	2018	2017
Net cash flow provided by operating activities	2,249	1,898	1,942
Net cash flow used in investing activities	(1,194)	(1,137)	(1,223)
Net cash flow used in financing activities	(997)	(569)	(706)
	58	192	13

Millions of euros
Colombia Telecomunicaciones	2019	2018	2017
Net cash flow provided by operating activities	237	344	324
Net cash flow provided by (used in) investing activities	15	(167)	(684)
Net cash flow provided by (used in) financing activities	(169)	(229)	407
	83	(52)	47